Advances for Vessels and Drillships under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	$ 679,008
Advances for vessels/drillships under construction and related costs	632,634
Drillships delivered	(734,573)
Balance at end of year	$ 577,069